Equity - Summary of Classes of Share Capital - Preferred Shares (Detail) - CAD ($) shares in Millions, $ in Millions		3 Months Ended
		Jan. 31, 2021	Jan. 31, 2020
Disclosure of classes of share capital [line items]
Balance as at beginning of year		$ 95,499
Balance as at end of period		$ 95,425
Issued capital [member] | Preferred shares [member]
Disclosure of classes of share capital [line items]
Balance as at beginning of year		226.0	232.0
Redemption of shares, Number of shares		0.0	0.0
Balance as at end of period		226.0	232.0
Balance as at beginning of year		$ 5,650	$ 5,800
Redemption of shares, Amount		0	0
Balance as at end of period	[1]	$ 5,650	$ 5,800

[1]	Certain comparative amounts have been reclassified to conform with the presentation adopted in the current period.